Investment in associate - Additional Information (Details) - Amex Exploration Inc. $ / shares in Units, $ in Millions, $ in Millions	Dec. 17, 2025 CAD ($) $ / shares	Dec. 16, 2025	Dec. 31, 2025 USD ($)
Disclosure of associates [line items]
Proportion of additional interest in associate acquired (as a percent)	10.50%
Investment in associates, equity consideration (in CDN dollars per share) | $ / shares	$ 4.00
Consideration for acquisition of investment	$ 59.5
Proportion of ownership interest in associate (as a percent)	27.27%	16.77%
Fair value and other accounting adjustments			$ 112.7